Document and Entity Information - shares	6 Months Ended
	Nov. 30, 2016	Jan. 07, 2017
Document And Entity Information
Entity Registrant Name	Taylor Devices Inc
Entity Central Index Key	0000096536
Document Type	10-Q/A
Document Period End Date	Nov. 30, 2016
Amendment Flag	true
Current Fiscal Year End Date	--05-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		3,431,312
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2017
Amendment Description	Changed context dates of Statements of Operations from 8-1 beginning to 9-1 beginning.